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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Blackstone Group L.P.
Address:  345 Park Avenue
          New York, NY 10154

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert L. Friedman
Title:  Authorized Person
Phone:  (212) 583-5000

Signature, Place, and Date of Signing:

/s/ Robert L. Friedman                  New York, NY            May 15, 2008
----------------------                  ------------            ------------
[Signature]                             [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:  $4,897,665  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  Number         Form 13F File Number                    Name
  -----          --------------------                    ----
    1                     28-                Blackstone Capital Partners V L.P.

    2                  28-12319              Blackstone Kailix Advisors L.L.C.

    3                  28-12332                   GSO Capital Partners LP



Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by its two founders, Mr. Stephen A. Schwarzman and Mr. Peter G. Peterson.

                          FORM 13F INFORMATION TABLE
                           THE BLACKSTONE GROUP L.P.
                       FOR QUARTER ENDED MARCH 31, 2008

-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer            Title of          CUSIP     Value (x   Shrs or prn  SH/  Put/Call Investment    Other   Voting Authority
                            Class                      $1000)       amt       PRN           Discretion  Managers Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
AbitibiBowater Inc.       COM              003687100   $837       64,821.85   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
AECOM Technology
  Corporation             COM              00766T100   $141,602   5,444,140   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Airmedia Group Inc.       SPONSORED ADR    009411109   $745          46,875   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems
  Corporation             COM              018581108   $136,249   2,867,800   SH            SOLE          1       X
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste
  Industries, Inc.        COM              019589308   $517,873  47,906,868   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits
  Corp.                   COM NEW          03822W406   $13,462    1,874,998   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC         IP  MSCI IND 36  06739F291   $810          12,300   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.         SPONSORED ADR    088606108   $164,625   2,500,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Bunge Limited             COM              G16962105   $19,240      221,450   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corporation       COM NEW          131347304   $89,982    4,885,041   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corporation       COM NEW          131347304   $63,579    3,451,623   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.   COM              165167107   $46,150    1,000,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
China Mobile Limited      SPONSORED ADR    16941M109   $251           3,350   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
China Nepstar Chain
  Drugstore               SPONSORED ADR    16943C109   $1,360       100,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting
  Corp.                   COM              17285T106   $9,960     6,000,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer            Title of          CUSIP     Value (x   Shrs or prn  SH/  Put/Call Investment    Other   Voting Authority
                            Class                      $1000)       amt       PRN           Discretion  Managers Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems Inc.       COM              177376100   $39,596    1,350,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc.     COM              12561E105   $20,819    1,855,500   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corporation       CL A             20030N101   $5,802       300,000   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Comerica Incorporated     COM              200340107   $13,155      375,000   SH      PUT   SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
Comerica Incorporated     COM              200340107   $5,262       150,000   SH      PUT   SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Consol Energy Inc.        COM              20854P109   $86,488    1,250,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines
  Inc.                    CL B             210795308   $38,981    2,027,100   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
CVR Energy Inc.           COM              12662P108   $10,967      476,200   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Dana Holding Corporation  COM              235825205   $25,730    2,572,989   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.               COM              244199105   $100,550   1,250,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines Inc.      COM NEW          247361702   $51,600    6,000,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.        COM              25179M103   $83,464      800,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Eagle Rock Energy
  Partners, L.P.          UNIT             26985R104   $11,559      802,734   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
eBay Inc.                 COM              278642103   $59,680    2,000,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Finisar Corp.             COM              31787A101   $12,800   10,000,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Ltd.       SHS NEW          G36535139   $70,775    1,250,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Inverness Medical
  Innovations.            COM              46126P106   $39,130    1,300,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer            Title of          CUSIP     Value (x   Shrs or prn  SH/  Put/Call Investment    Other   Voting Authority
                            Class                      $1000)       amt       PRN           Discretion  Managers Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
iShares, Inc.             MSCI TAIWAN      464286731   $336          21,200   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
iShares Trust (a)         RUSSELL 2000     464287655   $85,363    1,250,000   SH      PUT   SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp of
  America Holdings        COM NEW          50540R409   $44,208      600,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media
  Corporation CAP         COM SER A    53071M302       $8,500       539,994   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media
  Corporation             ENT COM SER A    53071M500   $48,902    2,159,976   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Lodigan, Inc.             COM PAR $.01     54021P403   $14,795    1,326,909   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp - Carolina
  Group.                  CAROLNA GP STK   540424207   $72,550    1,000,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.     COM              552848103   $42,027    3,991,138   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Corporation        COM              60467R100   $7,278       200,000   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
  Asia-Pacific Fund,
  Inc.                    COM              61744U106   $631          34,967   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor
  Corp.                   COM              637640103   $36,640    2,000,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
New Oriental Education
  and Technology Group    SPONSORED ADR    647581107   $214           3,300   SH            SOLE                  X
  Inc.
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy Inc.           COM NEW          629377508   $224,192   5,750,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.          COM NEW          629377508   $23,394      600,000   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Olin Corporation          COM PAR $1       680665205   $35,580    2,000,000   SH      PUT   SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
Orbitz Worldwide, Inc.    COM              68557K109   $317,087  46,021,327   SH            SOLE          1       X
-----------------------------------------------------------------------------------------------------------------------------------
OSG America LP            COM UNIT LPI     671028108   $6,875       500,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer            Title of          CUSIP     Value (x   Shrs or prn  SH/  Put/Call Investment    Other   Voting Authority
                            Class                      $1000)       amt       PRN           Discretion  Managers Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding
  Group Inc.              COM              690368105   $22,763      325,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Precision Castparts
  Corp.                   COM              740189105   $163,328   1,600,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.com Inc.        COM NEW          741503403   $75,054      621,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Rockwood Holdings Inc.    COM              774415103   $65,540    2,000,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Sandridge Energy, Inc.    COM              80007P307   $43,500    1,111,111   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Southern Union Co.        COM              844030106   $5,818       250,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
SPDR Series Trust (b)     UNIT SER 1       78462F103   $263,940   2,000,000   SH      PUT   SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.    COM              85375C101   $12,844    2,642,812   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.          COM              887317105   $14,020    1,000,000   SH            SOLE          3       X
-----------------------------------------------------------------------------------------------------------------------------------
TranS1 Inc.               COM              89385X105   $1,456       125,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Transmeridian Exploration
  Incorporated            COM              89376N108   $1,548     1,739,500   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc.           SHS              G90073100   $87,204      645,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Trico Marine Services,
  Inc.                    NOTE 3.000% 1/1  896106AQ4   $5,538     5,000,000  PRN            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings
  Corp.                   COM              87264S106   $1,076,42946,060,285   SH            SOLE                  X
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.       COM              907818108   $156,725   1,250,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Mobile USA Inc.    CL A             92769R108   $1,523       750,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.          COM              962166104   $48,780      750,000   SH            SOLE          2       X
-----------------------------------------------------------------------------------------------------------------------------------

(a) Includes two series of iShares Trust put options.

(b) Includes three series of SPDR Series Trust put options.